united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive , Suite 450,Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

Athena Behavioral Tactical Fund

Class A Shares: ATVAX

Class I Shares: ATVIX

Semi-Annual Report

October 31, 2023

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Athena Behavioral Tactical Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2023

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	October 31, 2023
Athena Behavioral Tactical Fund – Class A	(12.93)%	(11.76)%	6.96%	4.97%	3.38%
Athena Behavioral Tactical Fund – Class A with load	(17.95)%	(16.83)%	4.86%	3.73%	2.66%
Athena Behavioral Tactical Fund – Class I	(12.93)%	(11.62)%	7.20%	5.24%	3.64%
S&P 500 Total Return Index	1.39%	10.14%	10.36%	11.01%	10.41%
MSCI ACWI Index	(1.93)%	10.50%	6.68%	7.47%	6.33%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before expense reimbursements and waived fees, are 2.34% for Class A shares and 2.09% for Class I shares per the August 28, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.65% for Class A shares and 1.40% for Class I shares per the August 28, 2023 prospectus. Returns would have been lower had the adviser not waived fees or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-833-653-0575.

**	Inception date is May 15, 2015.

The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Total Return version of the index is shown. Investors cannot invest directly in an index.

The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investor may not invest in the index directly and the index does not take into account charges, fees and other expenses. Given the Fund’s principal investment strategies, the MSCI ACWI Index is a more appropriate benchmark index for the Fund. Investors cannot invest directly in an index.

The Fund’s Holdings by Asset Classes as of October 31, 2023 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Fund	97.0%
Short-Term Investments	2.7%
Other Assets In Excess Of Liabilities	0.3%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

ATHENA BEHAVIORAL TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value

	EXCHANGE-TRADED FUND — 97.0%
	EQUITY - 97.0%
132,500	iShares Russell 2000 ETF (Cost $25,319,08 )	$21,798,900

	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
31,092	Fidelity Treasury Portfolio, Class I, 5.23%(a)	31,092
570,714	First American Treasury Obligations Fund, Class X, 5.27%(a)	570,714

	TOTAL MONEY MARKET FUNDS (Cost $601,806)	601,806

	TOTAL INVESTMENTS - 99.7% (Cost $25,920,887)	$22,400,706
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	66,131
	NET ASSETS - 100.0%	$22,466,837

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2023

ASSETS
Investments (cost $25,920,887)	$22,400,706
Receivable for Fund shares sold	99,438
Prepaid expenses and other assets	21,472
Receivable due from Adviser	3,032
Dividends and interest receivable	2,150
TOTAL ASSETS	22,526,798

LIABILITIES
Payable for Fund shares redeemed	34,280
Payable to related parties	6,892
Distribution (12b-1) fees payable	111
Accrued expenses and other liabilities	18,678
TOTAL LIABILITIES	59,961
NET ASSETS	$22,466,837

Net Assets Consist Of:
Paid in capital	$33,155,385
Accumulated deficit	(10,688,548)
NET ASSETS	$22,466,837

Net Asset Value Per Share:
Class A Shares:
Net Assets	$548,473
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	64,168
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.55
Maximum offering price per share (maximum sales charge of 5.75%)	$9.07

Class I Shares:
Net Assets	$21,918,364
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,562,837
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.55

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2023

INVESTMENT INCOME
Interest income	$373,365
Dividend income	120,187
TOTAL INVESTMENT INCOME	493,552

EXPENSES
Investment advisory fees	150,501
Distribution (12b-1) Fees:
Class A	703
Administrative services fees	30,242
Registration fees	24,151
Transfer agent fees	22,420
Third Party Administrative Servicing Fees	17,652
Accounting services fees	17,348
Compliance officer fees	12,166
Trustees fees and expenses	9,882
Audit and tax fees	9,678
Legal fees	7,596
Printing and postage expenses	6,544
Custodian fees	2,521
Insurance expense	1,258
Other expenses	2,020
TOTAL EXPENSES	314,682
Less: Fees waived by the adviser	(126,271)
NET EXPENSES	188,411
NET INVESTMENT INCOME	305,141

REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(305,191)
Net change in unrealized depreciation on investments	(3,520,181)
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS	(3,825,372)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,520,231)

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023
FROM OPERATIONS
Net investment income	$305,141	$608,977
Net realized loss on investments	(305,191)	(6,007,919)
Net change in unrealized appreciation (depreciation) on investments	(3,520,181)	4,646,722
Net decrease in net assets resulting from operations	(3,520,231)	(752,220)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid :
Class I	—	(58,349)
Net decrease in net assets resulting from distributions to shareholders	—	(58,349)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	73,524	81,600
Class I	3,627,191	9,936,338
Net asset value of shares issued in reinvestment of distributions:
Class I	—	53,448
Payments for shares redeemed:
Class A	(54,991)	(176,456)
Class I	(12,100,119)	(12,888,534)
Net decrease in net assets resulting from shares of beneficial interest	(8,454,395)	(2,993,604)

TOTAL DECREASE IN NET ASSETS	(11,974,626)	(3,804,173)
NET ASSETS
Beginning of Period	34,441,463	38,245,636
End of Period	$22,466,837	$34,441,463

Class A:
Shares Sold	8,085	8,433
Shares Redeemed	(5,579)	(18,161)
Net increase (decrease) in shares of beneficial interest outstanding	2,506	(9,728)

Class I:
Shares Sold	378,204	1,025,155
Shares Reinvested	—	5,504
Shares Redeemed	(1,261,875)	(1,328,016)
Net decrease in shares of beneficial interest outstanding	(883,671)	(297,357)

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$9.82		$10.04	$15.78	$8.76	$9.32	$10.23
Activity from investment operations:
Net investment income (loss) (1)	0.08		0.14	(0.07)	(0.15)	0.04	0.21
Net realized and unrealized gain (loss) on investments	(1.35)		(0.36)	(2.17)	7.20	(0.54)	(0.35)
Total from investment operations	(1.27)		(0.22)	(2.24)	7.05	(0.50)	(0.14)
Less distributions from:
Net investment income	—		—	—	(0.03)	(0.06)	(0.07)
Net realized gains	—		—	(3.50)	—	—	(0.70)
Total distributions	—		—	(3.50)	(0.03)	(0.06)	(0.77)
Net asset value, end of period	$8.55		$9.82	$10.04	$15.78	$8.76	$9.32
Total return (2)	(12.93	)% (6)	(2.19)%	(17.02)%	80.65%	(5.48)%	(0.59)%
Net assets, at end of period (000s)	$548		$606	$717	$1,412	$466	$71

Ratio of gross expenses to average net assets (3)	2.34	% (5)	2.19%	2.04%	2.50%	2.90%	3.20%
Ratio of net expenses to average net assets	1.50	% (5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (4)	1.67	% (5)	1.39%	(0.51)%	(1.31)%	0.39%	2.22%
Portfolio Turnover Rate	25	% (6)	0%	230%	129%	96%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$9.82		$10.02	$15.73	$8.72	$9.34	$10.24
Activity from investment operations:
Net investment income (loss) (1)	0.10		0.17	(0.06)	(0.11)	0.07	0.24
Net realized and unrealized gain (loss) on investments	(1.37)		(0.35)	(2.15)	7.17	(0.54)	(0.34)
Total from investment operations	(1.27)		(0.18)	(2.21)	7.06	(0.47)	(0.10)
Less distributions from:
Net investment income	—		(0.02)	—	(0.05)	(0.15)	(0.10)
Net realized gains	—		—	(3.50)	—	—	(0.70)
Total distributions	—		(0.02)	(3.50)	(0.05)	(0.15)	(0.80)
Net asset value, end of period	$8.55		$9.82	$10.02	$15.73	$8.72	$9.34
Total return (2)	(12.93	)% (6)	(1.83)%	(16.87)%	81.15%	(5.20)%	(0.20)%
Net assets, at end of period (000s)	$21,918		$33,836	$37,529	$35,257	$13,644	$8,003

Ratio of gross expenses to average net assets (3)	2.09	% (5)	1.94%	1.79%	2.25%	2.65%	2.95%
Ratio of net expenses to average net assets	1.25	% (5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (4)	2.04	% (5)	1.70%	(0.43)%	(0.98)%	0.73%	2.49%
Portfolio Turnover Rate	25	% (6)	0%	230%	129%	96%	129%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the adviser not waived fees and reimbursed expenses.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized.

See accompanying notes to financial statements.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2023

1.	ORGANIZATION

The Athena Behavioral Tactical Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers Class A and Class I shares. The Fund also has Class C shares which were not offered during the period. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, depending on how much you invest which may be waived by the adviser under certain circumstances. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies set by the Trust and followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional -sized bond positions

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at NAV.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the fair value procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Fund’s prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2023 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$21,798,900	$—	$—	$21,798,900
Short-Term Investments	601,806	—	—	601,806
Total	$22,400,706	$—	$—	$22,400,706

The Fund did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for industry classification.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended April 30, 2020 to April 30, 2022, or expected to be taken in the Fund’s April 30, 2023 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $29,427,460 and $3,803,188 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Athena Invest Advisors LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2023, the Fund incurred advisory fees of $150,501.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until August 31, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles) or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser) do not exceed 1.50% per annum of Class A average daily net assets, 2.25% per annum of Class C average daily net assets, and 1.25% per annum of Class I average daily net assets (the “Expense Limitation”). For the six months ended October 31, 2023, the Adviser waived fees and reimbursed expenses of $126,271 pursuant to the Waiver Agreement.

If the Adviser waives any fees or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amount is subject to recapture by the Adviser by the following date:

April 30, 2024	April 30, 2025	April 30, 2026
$94,071	$226,406	$249,883

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares are not covered under the Plans. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2023, the Fund paid $703 to the Distributor for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares, for the six months ended October 31, 2023, the Distributor received $3,599 from front-end sales charge of which $549 was retained by the Distributor or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended April 30, 2023 and April 30, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2023	April 30, 2022
Ordinary Income	$58,349	$10,303,914
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$58,349	$10,303,914

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Fund utilized equalization in the amount of $0 for the year ended April 30, 2023 and $82,362 for the period ended April 30, 2022, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes. Net investment income and net realized gains(losses), as disclosed in the Statements of Operations and net assets were not affected by these reclassifications.

As of April 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$372,498	$—	$—	$(7,540,815)	$—	$—	$(7,168,317)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross
	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$25,920,887	$—	$(3,520,181)	$(3,520,181)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the iShares Russell 2000 ETF (“IWM”). The Fund may redeem its investment in IWM at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The Fund’s performance will be directly affected by the performance of IWM. The financial statements of IWM, including the schedule of investments, can be found on the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2023, the Fund’s investment in IWM represented 97.0% of the Fund’s net assets.

8.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Athena Behavioral Tactical Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Athena Behavioral Tactical Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Athena Behavioral Tactical Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses *

The “Actual” lines in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes *

The “Hypothetical” lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	5/1/2023	10/31/2023	5/1/23 – 10/31/23	5/1/23 – 10/31/23
Class A	$1,000.00	$870.70	$7.07	1.50%
Class I	$1,000.00	$870.70	$5.89	1.25%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	5/1/2023	10/31/2023	5/1/23 – 10/31/23	5/1/23 – 10/31/23
Class A	$1,000.00	$1,017.64	$7.63	1.50%
Class I	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366). “Hypothetical” expense information is presented on the basis of the full one- half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/366 (to reflect the full half-year period).

**	Annualized.

Athena Behavioral Tactical Fund
ADDITIONAL INFORMATION (Unaudited)
October 31, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e -4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-833-653-0575 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-PORT may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER

AthenaInvest Advisors, LLC

5340 S. Quebec St., Suite 320-S

Greenwood Village, CO 80111

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

ATHENA-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/08/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/08/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 1/08/24